Retirement Benefits Plans - Components of Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
United States pension liabilities [Member]
Components of pension plans with an accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$ 3,817	$ 2,899
Accumulated benefit obligation	3,639	2,762
Fair value of plan assets	2,607	1,664
Non-United States pension liabilities [Member]
Components of pension plans with an accumulated benefit obligation in excess of plan assets
Projected benefit obligation	1,412	990
Accumulated benefit obligation	1,307	925
Fair value of plan assets	$ 657	$ 446